Non-Financial Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Assets [Abstract]
Non-Financial Assets

15.	Non-Financial Assets
Non-financial assets as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Advanced payments	￦	169,737	32,693	161,466	124,305
Prepaid expenses		216,073	140,730	756,729	151,095
Others (*1)		634,348	72,969	840,796	89,418

	￦	1,020,158	246,392	1,758,991	364,818

(*1) Details of others as of December 31, 2020 and 2021 are as follows:
		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Greenhouse gas emissions rights	￦	357,355	—	524,658	—
Other quick assets		276,993	72,969	316,138	89,418

	￦	634,348	72,969	840,796	89,418